FINANCE COSTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCE COSTS
Interest and accretion on convertible debentures (Note 10)	$ 371,422	$ 591,480
Lease liabilities	24,792	5,747
Other	46,732	(5,346)
Total	$ 442,946	$ 591,881